Inventories (Details) - USD ($) $ in Thousands	Jun. 30, 2026	Dec. 31, 2025
Inventories
Raw materials	$ 25,118	$ 22,451
Finished goods	15,722	18,678
Total	$ 40,840	$ 41,129